Capital [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital | FEDFUND | Capital Shares
Prospectus [Line Items]
Annual Return [Percent]	5.11%	4.98%	1.49%	0.03%	0.35%	2.06%	1.69%